Loans (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2025 and September 30, 2025:

	March 31, 2025
	Term loans by origination year						Revolving Loans (2)	Total
	2024	2023	2022	2021	2020	Prior to 2020

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	14,418	5,880	4,464	3,358	3,391	5,256	7,775	44,542
Watch obligors excluding special attention obligors	153	47	29	76	21	49	162	537
Nonaccrual loans	97	49	27	31	46	239	309	800
Small and medium-sized companies:
Normal obligors	489	313	236	164	146	621	536	2,506
Watch obligors excluding special attention obligors	41	18	12	9	7	37	24	148
Nonaccrual loans	8	5	6	5	10	34	24	92
Retail (1) :
Housing Loan:
Normal obligors	342	289	370	405	320	5,026	—	6,753
Watch obligors excluding special attention obligors	—	—	—	—	1	37	—	39
Nonaccrual loans	—	—	—	—	1	29	—	30
Others:
Normal obligors	149	105	54	38	77	306	449	1,179
Watch obligors excluding special attention obligors	15	10	5	3	8	6	7	53
Nonaccrual loans	4	3	1	2	5	19	8	43
Sovereign:
Normal obligors	3,212	55	47	44	86	239	4	3,687
Watch obligors excluding special attention obligors	2	2	1	—	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	160	81	71	252	1	80	221	867
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	19,091	6,857	5,322	4,390	4,122	11,979	9,521	61,282

Foreign:
Corporate (3) :
Normal obligors	13,891	4,670	3,086	1,254	580	1,268	8,360	33,108
Watch obligors excluding special attention obligors	220	96	95	36	113	76	95	730
Nonaccrual loans	17	25	19	1	4	19	10	96
Retail:
Normal obligors	2	1	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	318	220	194	7	2	3	35	778
Watch obligors excluding special attention obligors	—	3	—	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,333	631	485	112	27	193	454	3,235
Watch obligors excluding special attention obligors	—	—	4	—	—	11	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,781	5,645	3,883	1,411	728	1,574	8,954	37,975

Total	34,872	12,502	9,205	5,801	4,850	13,553	18,475	99,257

	September 30, 2025
	Term loans by origination year						Revolving Loans (2)	Total
	2025	2024	2023	2022	2021	Prior to 2021

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	10,550	8,410	5,253	4,012	2,976	7,233	8,041	46,475
Watch obligors excluding special attention obligors	83	89	42	25	65	67	158	528
Nonaccrual loans	24	79	42	27	33	75	283	564
Small and medium-sized companies:
Normal obligors	282	352	262	193	145	645	491	2,370
Watch obligors excluding special attention obligors	28	26	18	13	7	43	34	169
Nonaccrual loans	4	8	4	4	3	38	26	87
Retail (1) :
Housing Loan:
Normal obligors	284	289	281	359	394	5,083	—	6,690
Watch obligors excluding special attention obligors	—	—	—	—	—	31	—	33
Nonaccrual loans	—	—	—	—	—	29	—	29
Others:
Normal obligors	89	83	89	46	35	370	446	1,159
Watch obligors excluding special attention obligors	12	7	7	4	2	12	7	50
Nonaccrual loans	2	3	3	1	2	23	8	41
Sovereign:
Normal obligors	66	1,357	50	41	41	275	5	1,833
Watch obligors excluding special attention obligors	—	2	2	1	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	94	84	79	40	252	41	203	794
Watch obligors excluding special attention obligors	—	—	—	—	—	—	2	2
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	11,517	10,789	6,132	4,767	3,956	13,964	9,705	60,831

Foreign:
Corporate (3) :
Normal obligors	11,482	6,253	3,699	2,418	957	1,288	8,733	34,829
Watch obligors excluding special attention obligors	180	69	95	66	37	63	113	623
Nonaccrual loans	—	13	16	7	1	29	13	78
Retail:
Normal obligors	2	2	1	1	1	4	—	11
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	275	140	112	235	5	4	50	821
Watch obligors excluding special attention obligors	—	—	3	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	957	843	395	235	108	177	463	3,178
Watch obligors excluding special attention obligors	—	—	—	3	—	8	1	12
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	12,896	7,319	4,320	2,965	1,108	1,573	9,373	39,555

Total	24,414	18,108	10,451	7,733	5,064	15,538	19,079	100,386

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and the six months ended September 30, 2025.
(3)	Corporate of foreign included ¥166 billion and ¥164 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and September 30, 2025, respectively.

Allowance For Credit Losses Write off On Financing Receivables

The table below presents gross charge-offs recognized for the six months ended September 30, 2024 and 2025:

	September 30, 2024
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	4	3	—	—	—	—	2	9
Small and medium-sized companies	1	1	—	—	—	—	1	3
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	1

Total domestic	5	4	—	—	—	2	3	14

Foreign:
Total foreign (Note)	3	4	4	—	—	—	—	12

Total	8	9	4	—	—	2	3	26

	September 30, 2025
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	3	1	—	—	—	192	35	232
Small and medium-sized companies	—	1	—	—	—	—	—	2
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	1

Total domestic	4	3	—	—	—	194	36	236

Foreign:
Total foreign (Note)	—	—	1	—	—	1	—	2

Total	4	3	2	—	—	194	36	238

Note: The majority of total foreign consist of corporate.

Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans	The table below presents nonaccrual loans information at March 31, 2025 and September 30, 2025, and interest income recognized on nonaccrual loans for the six
m
onths ended September 30, 2024 and 2025:

	March 31, 2025			September 30, 2024
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	788	12	800	6
Small and medium-sized companies	79	13	92	1
Retail:
Housing Loan	18	12	30	—
Others	26	17	43	—

Total domestic	911	54	965	8

Foreign:
Total foreign (3)	92	4	96	2

Total	1,003	58	1,062	9

	September 30, 2025			September 30, 2025
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	550	15	564	5
Small and medium-sized companies	78	9	87	1
Retail:
Housing Loan	18	12	29	—
Others	25	17	41	—

Total domestic	670	53	723	6

Foreign:
Total foreign (3)	78	1	79	2

Total	748	54	801	8

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings On Financing Receivables
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the six months ended September 30, 2024 and 2025:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	149	—	3	—	3	156
Small and medium-sized companies	23	—	—	—	—	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	4

Total domestic	176	—	4	—	3	183

Foreign:
Total foreign (1)	13	—	—	—	—	13

Total	189	—	4	—	3	196

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2025
Domestic:
Corporate:
Large companies	137	—	—	—	3	141
Small and medium-sized companies	25	—	—	—	—	25
Retail:
Housing Loan	—	—	—	—	—	—
Others	3	—	—	—	—	3

Total domestic	165	—	—	—	3	169

Foreign:
Total foreign (1)	9	1	—	—	—	10

Total	175	1	—	—	3	179

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.1 months and 6.1 months, and reducing the weighted-average contractual interest rate by 1.4% and 0.4% for the six months ended September 30, 2024 and 2025, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2024 and 2025.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty
The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the twelve months ended September 30, 2024 and 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	—	—	3	3	152	156
Small and medium-sized companies	—	—	—	—	24	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	3	180	183

Foreign:
Total foreign (Note)	—	—	—	—	13	13

Total	—	—	3	3	192	196

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2025
Domestic:
Corporate:
Large companies	—	—	3	3	171	174
Small and medium-sized companies	—	—	—	—	28	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	4	203	206

Foreign:
Total foreign (Note)	—	—	6	6	10	16

Total	—	—	9	10	213	222

Note: The majority of total foreign consist of corporate.

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2025 and September 30, 2025:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
March 31, 2025
Domestic:
Corporate:
Large companies	1	—	38	39	45,840	45,879
Small and medium-sized companies	—	1	5	6	2,741	2,746
Retail:
Housing Loan	15	5	11	31	6,791	6,822
Others	4	1	9	15	1,260	1,275
Sovereign	—	—	—	—	3,693	3,693
Banks and other financial institutions	—	—	—	—	867	867

Total domestic	21	6	63	90	61,192	61,282

Foreign:
Total foreign (Note)	—	—	17	17	37,958	37,975

Total	21	6	80	108	99,150	99,257

September 30, 2025
Domestic:
Corporate:
Large companies	2	2	34	38	47,529	47,567
Small and medium-sized companies	—	—	5	5	2,621	2,626
Retail:
Housing Loan	12	3	11	26	6,727	6,753
Others	4	1	9	14	1,236	1,250
Sovereign	—	—	—	—	1,838	1,838
Banks and other financial institutions	—	—	—	—	796	796

Total domestic	18	6	60	84	60,747	60,831

Foreign:
Total foreign (Note)	—	—	17	17	39,538	39,555

Total	18	6	76	100	100,285	100,386

Note: The majority of total foreign consist of corporate.